Right of Use Asset and Lease Liability - Schedule of right of use assets (Details) - USD ($)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Disclosure of quantitative information about right-of-use assets [Line Items]
Beginning balance	$ 2,978,284
Ending balance	12,587,882	$ 2,978,284
Cost [Member]
Disclosure of quantitative information about right-of-use assets [Line Items]
Beginning balance	5,753,128	2,790,800
Additions	12,458,260	2,469,327
Foreign exchange	(452,937)	493,001
Ending balance	17,758,451	5,753,128
Accumulated Depreciation [Member]
Disclosure of quantitative information about right-of-use assets [Line Items]
Beginning balance	(2,774,844)	(550,526)
Depreciation	(2,408,622)	(2,181,512)
Foreign exchange	12,897	(42,806)
Ending balance	$ (5,170,569)	$ (2,774,844)